CONSOLIDATED SCHEDULE OF INVESTMENTS
Asset Strategy (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services
Interactive Media & Services – 0.9%
Facebook, Inc., Class A(A)	40		$7,173

Total Communication Services - 0.9%			7,173

Consumer Discretionary
Auto Parts & Equipment – 1.0%
Aptiv plc	82		7,161

Automobile Manufacturers – 1.7%
Subaru Corp.(B)	132		3,740
Suzuki Motor Corp.(B)	216		9,210

			12,950

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	35		8,124

Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc.(A)	4		7,114

Leisure Facilities – 0.0%
COTA Racing & Entertainment LLC, Class B(A)	—	*	—

Leisure Products – 0.1%
Media Group Holdings LLC, Series H(A)(C)(D)(E)	32		—	*
Media Group Holdings LLC, Series T(A)(C)(D)(E)	4		502

			502

Restaurants – 1.0%
Compass Group plc(B)	301		7,756

Total Consumer Discretionary - 5.8%			43,607

Consumer Staples
Household Products – 1.0%
Procter & Gamble Co. (The)	61		7,626

Hypermarkets & Super Centers – 2.1%
Wal-Mart Stores, Inc.	130		15,431

Packaged Foods & Meats – 2.6%
Danone S.A.(B)	92		8,079
Nestle S.A., Registered Shares(B)	104		11,299

			19,378

Personal Products – 1.0%
Beiersdorf Aktiengesellschaft(B)	63		7,454

Total Consumer Staples - 6.7%			49,889

Energy
Integrated Oil & Gas – 1.9%
Royal Dutch Shell plc, Class A(B)	236		6,913
Total S.A.(B)	140		7,297

			14,210

Oil & Gas Exploration & Production – 1.1%
Cabot Oil & Gas Corp.	185		3,243
EOG Resources, Inc.	71		5,273

			8,516

Oil & Gas Refining & Marketing – 1.0%
Reliance Industries Ltd.(B)	389		7,326

Oil & Gas Storage & Transportation – 0.8%
Enterprise Products Partners L.P.	202		5,778

Total Energy - 4.8%			35,830

Financials
Consumer Finance – 1.5%
ORIX Corp.(B)	766		11,451

Diversified Banks – 3.4%
BNP Paribas S.A.(B)	141		6,841
ICICI Bank Ltd.(B)	983		5,991
Kabushiki Kaisha Mitsubishi Tokyo Financial Group(B)	1,266		6,447
Nordea Bank AB(B)	—	*	—	*
UniCredit S.p.A.(B)	489		5,769

			25,048

Life & Health Insurance – 2.4%
AIA Group Ltd.(B)	842		7,938
Ping An Insurance (Group) Co. of China Ltd., H Shares(B)	869		9,992

			17,930

Multi-Line Insurance – 1.2%
Sampo plc, A Shares(B)	221		8,799

Multi-Sector Holdings – 1.2%
Berkshire Hathaway, Inc., Class B(A)	43		8,861

Other Diversified Financial Services – 1.1%
Citigroup, Inc.	115		7,960

Total Financials - 10.8%			80,049

Health Care
Biotechnology – 0.5%
Sarepta Therapeutics, Inc.(A)	45		3,369

Health Care Equipment – 1.1%
Zimmer Holdings, Inc.	62		8,463

Life Sciences Tools & Services – 0.3%
Qiagen N.V.(A)	69		2,280

Managed Health Care – 0.5%
Anthem, Inc.	15		3,521

Pharmaceuticals – 4.1%
AstraZeneca plc(B)	74		6,584
Elanco Animal Health, Inc.(A)	288		7,660
GlaxoSmithKline plc(B)	181		3,884
Merck KGaA(B)	58		6,516
Zoetis, Inc.	47		5,887

			30,531

Total Health Care - 6.5%			48,164

Industrials
Aerospace & Defense – 4.0%
Airbus SE(B)	88		11,440
Lockheed Martin Corp.	20		7,958
Northrop Grumman Corp.	28		10,415

			29,813

Construction & Engineering – 2.1%
Larsen & Toubro Ltd.(B)	335		6,974
Vinci(B)	85		9,191

			16,165

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	57		7,171

Electrical Components & Equipment – 1.1%
Schneider Electric S.A.(B)	91	7,953

Industrial Conglomerates – 0.8%
Koninklijke Philips Electronics N.V., Ordinary Shares(B)	135	6,219

Railroads – 1.6%
Kansas City Southern	48	6,400
Union Pacific Corp.	37	6,003

		12,403

Trading Companies & Distributors – 0.8%
Ferguson plc(B)	78	5,709

Total Industrials - 11.4%		85,433

Information Technology
Application Software – 2.4%
Adobe, Inc.(A)	33	9,165
Intuit, Inc.	34	9,063

		18,228

Data Processing & Outsourced Services – 3.7%
Fiserv, Inc.(A)	158	16,353
Visa, Inc., Class A	68	11,707

		28,060

Electronic Equipment & Instruments – 0.7%
Keyence Corp.(B)	9	5,540

Semiconductor Equipment – 1.3%
ASML Holding N.V., Ordinary Shares(B)	41	10,054

Semiconductors – 3.3%
QUALCOMM, Inc.	93	7,119
Taiwan Semiconductor Manufacturing Co. Ltd.(A)(B)	2,009	17,842

		24,961

Systems Software – 2.7%
Microsoft Corp.	143	19,821

Technology Hardware, Storage & Peripherals – 0.9%
Samsung Electronics Co. Ltd.(B)	154	6,306

Total Information Technology - 15.0%		112,970

Materials
Diversified Metals & Mining – 0.7%
Glencore International plc(B)	1,708	5,146

Total Materials - 0.7%		5,146

Utilities
Electric Utilities – 0.9%
E.ON AG(B)	717	6,970

Total Utilities - 0.9%		6,970

TOTAL COMMON STOCKS – 63.5%		$475,231

(Cost: $442,874)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Cable & Satellite – 1.6%
Altice France S.A., 8.125%, 2-1-27(F)	$2,600	2,870
Altice Luxembourg S.A., 10.500%, 5-15-27(F)	3,397	3,828

Altice S.A.:
7.750%, 5-15-22(F)	1,413	1,443
7.625%, 2-15-25(F)	3,629	3,783

		11,924

Integrated Telecommunication Services – 0.9%
Frontier Communications Corp.:
7.625%, 4-15-24	2,119	922
6.875%, 1-15-25	4,337	1,919
11.000%, 9-15-25	3,180	1,437
9.000%, 8-15-31	2,119	937
West Corp., 8.500%, 10-15-25(F)	1,500	1,205

		6,420

Wireless Telecommunication Service – 0.3%
Crown Castle Towers LLC, 4.241%, 7-15-28(F)	2,144	2,359

Total Communication Services - 2.8%		20,703

Consumer Discretionary
Leisure Facilities – 0.3%
Circuit of the Americas LLC, Series D, 0.000%, 10-2-23(G)	3,642	2,126

Total Consumer Discretionary - 0.3%		2,126

Consumer Staples
Packaged Foods & Meats – 0.3%
JBS Investments II GmbH (GTD by JBS S.A.), 7.000%, 1-15-26(F)	2,088	2,253

Tobacco – 0.3%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 5.950%, 2-14-49	2,000	2,353

Total Consumer Staples - 0.6%		4,606

Energy
Integrated Oil & Gas – 0.9%
Petroleos Mexicanos:
4.875%, 1-24-22	4,071	4,234
6.840%, 1-23-30(F)	2,057	2,127

		6,361

Oil & Gas Refining & Marketing – 0.3%
MV24 Capital B.V., 6.748%, 6-1-34(F)	2,046	2,111

Total Energy - 1.2%		8,472

Financials
Diversified Banks – 5.8%
Banco Bilbao Vizcaya Argentaria S.A., 6.500%, 12-5-67	1,027	1,045
Barclays plc:
7.875%, 12-29-49	11,219	11,864
8.000%, 6-15-64	2,013	2,141
ING Groep N.V., 6.875%, 12-29-49	3,697	3,890
Royal Bank of Scotland Group plc (The), 8.625%, 12-29-49	10,193	10,915
Societe Generale Group, 7.375%, 12-29-49(F)	5,723	6,021
Standard Chartered plc, 7.500%, 12-29-49(F)	2,481	2,621
UniCredit S.p.A.:
5.861%, 6-19-32(F)	3,700	3,805
7.296%, 4-2-34(F)	1,612	1,820

		44,122

Diversified Capital Markets – 1.6%
Credit Suisse Group AG:
7.125%, 7-29-66	5,889	6,264
7.500%, 6-11-67(F)	3,950	4,365

6.375%, 2-21-68(F)	1,232	1,275

		11,904

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps), 3.328%, 5-15-26(H)	3,241	3,258

Total Financials - 7.8%		59,284

Health Care
Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.), 2.800%, 7-21-23	2,034	1,645

Total Health Care - 0.2%		1,645

Industrials
Industrial Conglomerates – 0.3%
Cosan Ltd., 5.500%, 9-20-29(F)	2,330	2,392

Railroads – 0.3%
Rumo Luxembourg S.a.r.l., 7.375%, 2-9-24(F)(I)	1,781	1,917

Security & Alarm Services – 0.7%
Prime Security Services Borrower LLC and Prime Finance, Inc., 9.250%, 5-15-23(F)	5,084	5,344

Total Industrials - 1.3%		9,653

Information Technology
IT Consulting & Other Services – 0.4%
Atento Luxco 1 S.A., 6.125%, 8-10-22(F)	3,201	3,245

Semiconductors – 0.6%
Broadcom, Inc., 4.250%, 4-15-26(F)	4,047	4,181

Total Information Technology - 1.0%		7,426

Materials
Diversified Metals & Mining – 0.9%
Glencore Funding LLC:
4.125%, 3-12-24(F)	2,415	2,539
4.875%, 3-12-29(F)	4,025	4,350

		6,889

Total Materials - 0.9%		6,889

TOTAL CORPORATE DEBT SECURITIES – 16.1%		$120,804

(Cost: $120,130)

OTHER GOVERNMENT SECURITIES(J)
Argentina - 0.8%
Province of Mendoza, 8.375%, 5-19-24	4,362	2,443
Republic of Argentina:
4.625%, 1-11-23	6,531	2,720
5.875%, 1-11-28	2,100	850

		6,013

TOTAL OTHER GOVERNMENT SECURITIES – 0.8%		$6,013

(Cost: $12,519)

LOANS(H)
Communication Services
Integrated Telecommunication Services – 0.7%
West Corp. (3-Month ICE LIBOR plus 400 bps), 6.044%, 10-10-24	6,109	5,447

Total Communication Services - 0.7%		5,447

Energy
Oil & Gas Storage & Transportation – 0.3%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 7.040%, 3-1-26	2,818	2,667

Total Energy - 0.3%		2,667

Financials
Financial Exchanges & Data – 0.4%
Refinitiv U.S. Holdings, Inc. (ICE LIBOR plus 375 bps), 5.794%, 10-1-25	3,251	3,268

Property & Casualty Insurance – 1.7%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 6.544%, 2-28-25	5,323	5,159
Hub International Ltd. (ICE LIBOR plus 300 bps), 5.267%, 4-25-25	523	517
USI, Inc. (ICE LIBOR plus 300 bps), 5.104%, 5-16-24	7,304	7,177

		12,853

Total Financials - 2.1%		16,121

Health Care
Health Care Facilities – 0.6%
Regional Care Hospital Partners Holdings, Inc. (ICE LIBOR plus 450 bps), 6.554%, 11-16-25	1,998	1,998
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 5.300%, 8-31-24	2,827	2,758

		4,756

Health Care Services – 0.3%
Heartland Dental LLC, 0.000%, 4-30-25(K)	58	56
Heartland Dental LLC (ICE LIBOR plus 375 bps), 5.794%, 4-30-25	2,567	2,510

		2,566

Total Health Care - 0.9%		7,322

Information Technology
Application Software – 0.4%
Avaya, Inc. (ICE LIBOR plus 425 bps):
6.278%, 12-15-24	1,957	1,855
6.430%, 12-15-24	1,167	1,107

		2,962

Total Information Technology - 0.4%		2,962

Materials
Construction Materials – 0.7%
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 6.044%, 5-31-25	5,318	5,152

Total Materials - 0.7%		5,152

TOTAL LOANS – 5.1%		$39,671

(Cost: $41,064)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 0.8%
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 562 bps), 3.602%, 6-25-45(H)(L)	4,448	873
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 625 bps):
4.102%, 4-25-45(H)(L)	2,242	481
4.082%, 4-25-46(H)(L)	5,305	884
4.082%, 8-25-46(H)(L)	5,490	977
4.232%, 6-25-48(H)(L)	12,299	2,464

		5,679

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.8%		$5,679

(Cost: $5,459)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Notes:
0.125%, 4-15-21	4,632	4,583
0.625%, 1-15-26	5,813	5,963
0.125%, 7-15-26	5,780	5,771

		16,317

Treasury Obligations - 1.6%
U.S. Treasury Bonds:
2.750%, 8-15-47	8,828	10,000
3.000%, 2-15-49	2,024	2,415

		12,415

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 3.8%		$28,732

(Cost: $26,999)

BULLION – 5.7%	Troy Ounces
Gold	29	43,044

(Cost: $36,084)

SHORT-TERM SECURITIES	Principal
Commercial Paper(M) - 2.8%
International Paper Co., 2.310%, 10-11-19	$10,000	9,993
J.M. Smucker Co. (The), 2.150%, 10-1-19	5,733	5,732
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.), 2.480%, 10-22-19	5,000	4,994

		20,719

Master Note - 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(N)	4,000	4,000

Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 1.900%, (O)(P)	798	798

United States Government Agency Obligations - 0.9%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.200%, 10-7-19(N)	4,695	4,695
2.220%, 10-7-19(N)	1,999	1,999

		6,694

TOTAL SHORT-TERM SECURITIES – 4.3%		$32,211

(Cost: $32,213)

TOTAL INVESTMENT SECURITIES – 100.1%		$751,385

(Cost: $717,342)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(515)

NET ASSETS – 100.0%		$750,870

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	Restricted securities. At September 30, 2019, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	32	$22,360	$—	*
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	4	8,413	502

			$30,773	$502

The total value of these securities represented 0.1% of net assets at September 30, 2019.

(D)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated.
(E)	Securities whose value was determined using significant unobservable inputs.
(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the total value of these securities amounted to $65,854 or 8.8% of net assets.

(G)	Zero coupon bond.
(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(I)	All or a portion of securities with an aggregate value of $776 are on loan.
(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(M)	Rate shown is the yield to maturity at September 30, 2019.
(N)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(O)	Investment made with cash collateral received from securities on loan.
(P)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$7,173	$—	$—
Consumer Discretionary	22,399	20,706	502
Consumer Staples	23,057	26,832	—
Energy	14,294	21,536	—
Financials	16,821	63,228	—
Health Care	31,180	16,984	—

Industrials	37,947	47,486	—
Information Technology	73,228	39,742	—
Materials	—	5,146	—
Utilities	—	6,970	—

Total Common Stocks	$226,099	$248,630	$502
Corporate Debt Securities	—	120,804	—
Other Government Securities	—	6,013	—
Loans	—	39,671	—
United States Government Agency Obligations	—	5,679	—
United States Government Obligations	—	28,732	—
Bullion	43,044	—	—
Short-Term Securities	798	31,413	—

Total	$269,941	$480,942	$502

During the period ended September 30, 2019, there were no transfers in or out of Level 3.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). Ivy VIP ASF III (SBP) (“the Company”), a Delaware limited liability company, was incorporated as a wholly owned company acting as investment vehicle for the Portfolio. The Subsidiary and the Company act as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio and its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2019 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary/Company Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$750,870	$43,050	5.73%
Ivy VIP ASF III (SBP), LLC	4-9-13	4-23-13	750,870	539	0.07

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$717,342

Gross unrealized appreciation	100,852
Gross unrealized depreciation	(66,809)

Net unrealized appreciation	$34,043